Other Financial Assets and Liabilities - Summary of Valuation Gains and Losses on Derivatives Contracts (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Valuation gain	₩ 154,674	₩ 203,961	₩ 0
Valuation loss	21,213	7,206	163,710
Other comprehensive income	85,201	191,570	(113,742)
Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Valuation gain	63	0	0
Valuation loss	490	0	0
Other comprehensive income	4,666	1	(567)
Currency swap [member]
Disclosure of detailed information about financial instruments [line items]
Valuation gain	154,611	203,961	0
Valuation loss	20,723	7,206	161,661
Other comprehensive income	79,781	191,569	(113,175)
Currency forwards [member]
Disclosure of detailed information about financial instruments [line items]
Valuation gain	0	0	0
Valuation loss	0	0	2,049
Other comprehensive income	₩ 754	₩ 0	₩ 0